Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent eventsSubsequent to the end of the reporting period, the Group launched a public offering of 5,831,028 ADSs on January 18, 2023, each representing one common share of the Company (the “ADSs”), consisting of 4,250,000 ADSs offered by the Company and 1,581,028 ADSs offered by certain selling shareholders of the Company (the “Selling Shareholders”). In addition, the Company granted the underwriters a 30-day option to purchase up to 874,654 additional ADSs. The Company will not receive any proceeds from the sale of the ADSs by the Selling Shareholders. The offering closed on January 23, 2023 with respect to the initial 4,250,000 ADSs offered by the company and 1,581,028 ADSs/shares offered by the selling stockholders. The option granted to the underwriters closed February 13, 2023 with a total of 760,253 ADSs offered by the company pursuant to the time period. Total proceeds from the share issue after deducting the underwriting discounts, but before deducting other public offering costs is $95,195 thousand.